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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      November 25, 2008
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        80
                                        ------------------
Form 13F Information Table Value Total:      51,198
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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Column 1	Column 2	Column 3	 Column 4 	Column 5			Column 6	Column 7	Column 8
Name of Issuer	Title of 	Cusip	 Value 	SHARES/	SH/PRN	PUT/	INVSTMT	OTHER	VOTING	AUTH
	Class		  (X$1000) 	PRN AMT		CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M Company	COM	88579Y101	198	2900	SH		SOLE		2900
AT&T Inc.	COM	00206R102	2852	102168	SH		SOLE		102168
ATP Oil & Gas	COM	00208J108	1118	62795	SH		SOLE		62795
Abbott Laboratories	COM	002824100	811	14100	SH		SOLE		14100
Anheuser-Busch Co	COM	035229103	15	234	SH		SOLE		234
Apple Computer Inc.	COM	037833100	22	200	SH		SOLE		200
Atwood Oceanics	COM	050095108	1513	41590	SH		SOLE		41590
Automatic Data Processing, Inc.	COM	053015103	38	900	SH		SOLE		900
Avery Dennison Corp.	COM	053611109	35	800	SH		SOLE		800
BE Aerospace	COM	073302101	2	140	SH		SOLE		140
BP PLC ADS	COM	055622104	306	6111	SH		SOLE		6111
BRE Properties Inc.	COM	05564E106	49	1000	SH		SOLE		1000
Bank of America Corp.	COM	060505104	123	3528	SH		SOLE		3528
Berkshire Hathaway cl B	COM	084670207	30	7	SH		SOLE		7
Boeing Company	COM	097023105	38	680	SH		SOLE		680
Bristol-Myers Squibb	COM	110122108	66	3200	SH		SOLE		3200
Burlington North SF	COM	12189T104	11	123	SH		SOLE		123
Cardinal Health Inc.	COM	14149Y108	22	450	SH		SOLE		450
Central European Dist	COM	153435102	1952	43005	SH		SOLE		43005
Cerner Corporation	COM	156782104	2680	60050	SH		SOLE		60050
Chevron Corp	COM	166764100	2156	26149	SH		SOLE		26149
Cisco Systems Inc.	COM	17275R102	1873	83025	SH		SOLE		83025
Clorox Company	COM	189054109	137	2200	SH		SOLE		2200
Coca-Cola Company	COM	191216100	77	1465	SH		SOLE		1465
ConocoPhillips	COM	20825C104	1488	20321	SH		SOLE		20321
DuPont de Nemour	COM	263534109	465	11550	SH		SOLE		11550
Energen Corporation	COM	29265N108	2383	52638	SH		SOLE		52638
Energizer Holdings I	COM	29266R108	16	200	SH		SOLE		200
Esterline Technologies	COM	297425100	67	1695	SH		SOLE		1695
Exelon Corp.	COM	30161N101	25	400	SH		SOLE		400
Expeditors Int'l of Washington, Inc	COM	302130109	33	963	SH		SOLE		963
Exxon Mobil Corporati	COM	30231G102	1371	17664	SH		SOLE		17664
Genentech Inc.	COM	368710406	83	947	SH		SOLE		947
General Electric Co	COM	369604103	1003	39353	SH		SOLE		39353
Genzyme Corp.	COM	372917104	4631	57254	SH		SOLE		57254
Gilead Sciences	COM	375558103	1929	42275	SH		SOLE		42275
Goldman Sachs Group Inc	COM	38141G104	181	1420	SH		SOLE		1420
Graftech Intl. Ltd.	COM	384313102	1082	71615	SH		SOLE		71615
HCP Inc Com	COM	40414L109	31	780	SH		SOLE		780
Healthsouth Corp	COM	421924101	18	977	SH		SOLE		977
Hershey Foods Corp.	COM	427866108	39	1000	SH		SOLE		1000
Hewlett-Packard Co	COM	428236103	119	2594	SH		SOLE		2594
Home Depot Inc.	COM	437076102	15	600	SH		SOLE		600
IBM Corp	COM	459200101	118	1017	SH		SOLE		1017
Intel Corporation	COM	458140100	113	6034	SH		SOLE		6034
Ion Geophysical Corp.	COM	462044108	1677	118220	SH		SOLE		118220
JPMorgan Chase & Co	COM	46625H100	885	18962	SH		SOLE		18962
Johnson & Johnson	COM	478160104	1357	19600	SH		SOLE		19600
Kimberly-Clark Corp.	COM	494368103	113	1750	SH		SOLE		1750
Manulife Financial Co	COM	56501R106	58	1600	SH		SOLE		1600
McDonalds Corporatio	COM	580135101	17	282	SH		SOLE		282
Medtronic Inc.	COM	585055106	60	1200	SH		SOLE		1200
Merck & Co. Inc.	COM	589331107	495	15708	SH		SOLE		15708
Microsoft Corporation	COM	594918104	95	3582	SH		SOLE		3582
Motorola Inc.	COM	620076109	17	2510	SH		SOLE		2510
NII Holdings Inc.	COM	62913F201	310	8180	SH		SOLE		8180
Noble Corp	COM	G65422100	1835	41811	SH		SOLE		41811
Nucor Corporation	COM	670346105	150	3800	SH		SOLE		3800
Occidental Petroleum	COM	674599105	2203	31273	SH		SOLE		31273
Orchard Enterprises	COM	25388x205	7	2054	SH		SOLE		2054
PT Ultrashort S&P 500	COM	74347R883	492	7000	SH		SOLE		7000
Parexel Intl Corp	COM	699462107	2922	101965	SH		SOLE		101965
Pfizer Inc.	COM	717081103	55	3000	SH		SOLE		3000
Phillips-Van Heusen C	COM	718592108	48	1270	SH		SOLE		1270
Praxair Inc	COM	74005P104	55	770	SH		SOLE		770
Procter & Gamble Co.	COM	742718109	648	9300	SH		SOLE		9300
Research in Motion Ltd.	COM	760975102	49	730	SH		SOLE		730
Schering-Plough Corp.	COM	806605101	25	1400	SH		SOLE		1400
Sempra Energy	COM	816851109	39	783	SH		SOLE		783
Sprint Nextel Co.	COM	852061100	15	2535	SH		SOLE		2535
T Rowe Price Group Inc	COM	74144T108	286	5332	SH		SOLE		5332
The Medicines Company	COM	584688105	2390	102935	SH		SOLE		102935
United Technologies	COM	913017109	156	2600	SH		SOLE		2600
Unitedhealth Group, Inc.	COM	91324p102	43	1700	SH		SOLE		1700
Vodafone Group PLC ADS	COM	92857W209	62	2827	SH		SOLE		2827
Wal-Mart Stores Inc.	COM	931142103	20	340	SH		SOLE		340
Walt Disney Company	COM	254687106	26	1200	SH		SOLE		1200
Weingarten Rlty Inv	COM	948741103	39	1120	SH		SOLE		1120
Wyeth	COM	983024100	174	4733	SH		SOLE		4733
XTO Energy Inc	COM	98385X106	2982	64104	SH		SOLE		64104
Zimmer Holdings Inc	COM	98956P102	11	180	SH		SOLE		180
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